Mineral Rights and Properties - Schedule of Producing Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Carrying amounts	$ 779,730	$ 586,982
Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	332,631
Carrying amounts	386,830	332,631
Ending balance	386,830	332,631
Producing Mineral Properties [Member] | Ying Mining District [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	294,310
Ending balance	342,944	294,310
Producing Mineral Properties [Member] | GC [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	38,321
Ending balance	43,886	38,321
Carrying Values [Member] | Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	602,844	547,117
Capitalized expenditures	62,091	54,332
Environmental rehabilitation	796	3,929
Foreign currency translation impact	33,147	(2,534)
Ending balance	698,878	602,844
Carrying Values [Member] | Producing Mineral Properties [Member] | Ying Mining District [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	476,652	426,560
Capitalized expenditures	56,133	48,210
Environmental rehabilitation	796	3,896
Foreign currency translation impact	26,466	(2,014)
Ending balance	560,047	476,652
Carrying Values [Member] | Producing Mineral Properties [Member] | GC [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	126,192	120,557
Capitalized expenditures	5,958	6,122
Environmental rehabilitation		33
Foreign currency translation impact	6,681	(520)
Ending balance	138,831	126,192
Accumulated Depletion and Impairment[Member] | Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	(270,213)	(247,805)
Depletion	(27,031)	(23,546)
Foreign currency translation impact	(14,804)	1,138
Ending balance	(312,048)	(270,213)
Accumulated Depletion and Impairment[Member] | Producing Mineral Properties [Member] | Ying Mining District [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	(182,342)	(161,657)
Depletion	(24,549)	(21,464)
Foreign currency translation impact	(10,212)	779
Ending balance	(217,103)	(182,342)
Accumulated Depletion and Impairment[Member] | Producing Mineral Properties [Member] | GC [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	(87,871)	(86,148)
Depletion	(2,482)	(2,082)
Foreign currency translation impact	(4,592)	359
Ending balance	$ (94,945)	$ (87,871)